Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year before taxes	$ 1,582,077	$ 1,696,141	$ 1,735,010
Income tax	(333,601)	(322,114)	(289,209)
Net income for the year	1,248,476	1,374,027	1,445,801
Charges (credits) to income (loss) that do not represent cash flows:
Depreciation and amortization	94,601	92,308	84,205
Impairment of non-financial assets	2,851	1,762	77
Allowances established for credit risk	421,210	321,829	418,416
Provisions for contingent loans	(4,200)	(53,875)	51,445
Impairments for credit risk from financial assets at fair value through other comprehensive income	1,009	(2,754)	8,009
Fair value of debt financial instruments held for trading at fair value through in profit or loss	(1,712)	2,318	(5,721)
Change in deferred tax assets and liabilities	(1,482)	44,545	(91,001)
Net (income) loss from investments in companies with significant influence	(8,730)	(13,409)	(13,031)
Net (income) loss on sale of assets received in payments	(2,361)	(1,358)	(4,053)
Net (income) loss on sale of sale of fixed assets	(938)	(2,971)	(1,043)
Write-offs of assets received in payment	1,187	485	38
Net change in exchange rates, interest, readjustments and commissions accrued on assets and liabilities	553,399	203,529	(766,814)
Other charges (credits) that do not represent cash flows	(6,458)	(60,160)	5,567
Changes due to (increase) decrease in assets and liabilities affecting the operating flow:
Net decrease (increase) in accounts receivable from banks	1,853,194	(340,369)	(640,682)
Net (increase) in loans and accounts receivables from customers	(1,535,662)	(913,796)	(1,170,415)
Net decrease (increase) of debt financial instruments held for trading at fair value through profit or loss	1,627,801	(55,256)	432,800
Net (increase) decrease in other assets and liabilities	(287,129)	(53,404)	134,650
Increase (decrease) in deposits and other demand obligations	942,650	(59,946)	(4,951,976)
(Decrease) increase in repurchase agreements and securities loans	(55,184)	(59,972)	143,986
(Decrease) increase in deposits and other time deposits	(1,167,941)	1,288,027	5,029,582
Sale of assets received in lieu of payment	19,556	14,227	18,772
Total net cash flows provided by operating activities	3,694,137	1,725,787	128,612
CASH FLOW FROM INVESTING ACTIVITIES:
Net decrease (increase) of debt financial instruments at fair value through other comprehensive income	1,611,197	257,613	(748,525)
Net decrease (increase) of debt financial instruments at amortized cost	506,337	(493,631)	6,257
Principal and interest payments for obligations under lease contracts	(29,991)	(32,084)	(32,375)
Leasehold improvements	(872)	(1,993)	(2,529)
Property and equipment purchase	(16,354)	(24,751)	(18,706)
Property and equipment sale	1,294	3,626	1,332
Acquisition of intangibles	(57,617)	(59,955)	(56,891)
Acquisition of investments in companies
Sale of investments in companies	11,791
Dividend received of investments in companies	3,019	4,675	3,622
Total net cash flows provided by (used in) investing activities	2,028,804	(346,500)	(847,815)
Attributable to the interest of the owners:
Redemption and payment of interest of letters of credit	(639)	(1,012)	(2,101)
Redemption and payment of interest on current bonds	(1,447,751)	(1,813,176)	(1,538,692)
Redemption and payment of interest on subordinated bonds	(50,637)	(52,199)	(58,050)
Current bonds issuance	1,012,638	1,224,480	1,355,816
Payment of common stock dividends	(815,932)	(866,929)	(539,827)
Increase (decrease) in obligations with foreign banks	91,361	(42,479)	527,027
(Decrease) increase in other financial obligations	(54,802)	(4,646)	94,146
(Decrease) in obligations with the Central Bank of Chile	(4,348,400)		(14)
Payment of other long-term borrowings	(17)	(58)	(107)
Attributable to non-controlling interest:
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest		(1)	(1)
Total net cash flows (used in) financing activities	(5,614,179)	(1,556,020)	(161,803)
VARIATION IN CASH AND CASH EQUIVALENTS DURING THE YEAR	108,762	(176,733)	(881,006)
Effect of exchange rate changes on cash and cash equivalents	164,743	15,637	38,010
Opening balance of cash and cash equivalent	2,991,032	3,152,128	3,995,124
Final balance of cash and cash equivalent	3,264,537	2,991,032	3,152,128
Interest and readjustments received	3,645,741	3,542,933	2,849,799
Interest and readjustments paid	$ (1,570,720)	$ (1,434,701)	$ (1,344,895)